Schedule of revenue by geographic area (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	kr 263,547	kr 216,484	kr 457,840	kr 388,377
Transport services [member]
IfrsStatementLineItems [Line Items]
Revenue	246,649	201,022	430,494	323,801
Sweden country [member]
IfrsStatementLineItems [Line Items]
Revenue	78,065	82,404	160,633	120,974
United state country [member]
IfrsStatementLineItems [Line Items]
Revenue	47,745	41,110	123,381	151,680
Germany country [member]
IfrsStatementLineItems [Line Items]
Revenue	57,429	38,733	91,296	69,378
All other countries [member]
IfrsStatementLineItems [Line Items]
Revenue	kr 63,410	kr 38,775	kr 82,530	kr 46,345